PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Total property and equipment	¥ 39,767,954	$ 5,764,892	¥ 37,856,724
Less: accumulated depreciation	(12,895,003)	(1,869,302)	(11,614,250)
Less: Impairment for property and equipment	(768,312)	(111,377)	(768,312)
Property and equipment, net	26,104,639	3,784,213	25,474,162
Motor vehicles
PROPERTY AND EQUIPMENT, NET.
Total property and equipment	5,176,174	750,355	5,312,274
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET.
Total property and equipment	1,447,214	209,793	1,442,395
Production equipment
PROPERTY AND EQUIPMENT, NET.
Total property and equipment	30,884,566	4,477,127	31,102,055
Leasehold improvement
PROPERTY AND EQUIPMENT, NET.
Total property and equipment	2,260,000	327,617	0
Construction in Progress
PROPERTY AND EQUIPMENT, NET.
Property and equipment, net	¥ 267,571	$ 38,788	¥ 239,739